Nature of Operations and Items Impacting Basis of Presentation	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND ITEMS IMPACTING BASIS OF PRESENTATION
NATURE OF OPERATIONS AND ITEMS IMPACTING BASIS OF PRESENTATION
Overview: Union Security Insurance Company (the “Company”) is a provider of pre-funded funeral insurance ("preneed") products and accidental death and dismemberment policies. Prior to March 1, 2016, the Company was also a provider of life and health insurance products, including group disability insurance, group dental insurance, group life insurance, group vision insurance, supplemental worksite insurance and small employer group health insurance. On March 1, 2016, Assurant, Inc. ("Assurant" or the "Parent") sold its Assurant Employee Benefits ("AEB") segment mainly through a series of reinsurance transactions with the United States branch of Sun Life Assurance Company of Canada ("Sun Life"), a subsidiary of Sun Life Financial Inc. The sale of AEB had a material impact to the results of operations, cash flows and financial condition of the Company. The Company's financial statements also reflect the assets, liabilities and activity associated with businesses that were sold through reinsurance and coinsurance arrangements. Specifically, in addition to the aforementioned sale of AEB, in 2001, Assurant entered into a reinsurance agreement with Hartford Life and Annuity Insurance Company ("The Hartford") for the sale of the Fortis Financial Group ("FFG") division. Also, in 2000, the Company divested its Long-Term Care ("LTC") operations to John Hancock Life Insurance Company, a subsidiary of Manulife Financial Corporation ("John Hancock"). Assets supporting liabilities ceded relating to these businesses are mainly held in trusts and the separate accounts relating to FFG are still reflected in the Company's balance sheet.
The Company is a wholly-owned subsidiary of the Parent. The Parent’s common stock is traded on the New York Stock Exchange under the symbol AIZ.
The Company distributes its products in the District of Columbia and in all U.S. states except New York.
Sale of Assurant Employee Benefits: As referenced above, on March 1, 2016, the Parent completed the sale of its Assurant Employee Benefits segment through a series of transactions with Sun Life, for net cash consideration of $942.2 million (including contingent consideration), which resulted in a total estimated gain of $656.5 million. The Company's allocated portion of the cash consideration and the estimated gain was $884.4 million and $604.1 million, respectively, (the remaining cash consideration and estimated gain was allocated to other Assurant affiliates). The transaction was primarily structured as a reinsurance arrangement, as well as the sale of certain legal entities that included a ceding commission and other consideration. The reinsurance transaction does not extinguish the Company's primary liability on the policies it has issued or assumed, thus any gains associated with the prospective component of the reinsurance transaction are deferred and amortized over the contract period, including contractual renewal periods, in proportion to the amount of insurance coverage provided. The Company also has an obligation to continue to write and renew certain policies for a period of time until Sun Life commences policy writing and renewal.
The Company was required to allocate the proceeds considering the relative fair value of transaction components. Most of the expected gains resulting from the transaction related to our compensation for the inforce policies (prospective component), sales of net assets underlying the continuing business, as well as the future compensation for our performance obligations to write and renew certain policies for a period of time. The reinsurance for existing claims liabilities (retroactive component) resulted in a loss when considering the amounts paid for reinsurance premiums (assets we transferred to Sun Life) exceeded the recorded liabilities related to the underlying reinsurance contracts. The Company also recognized realized gains associated with the fair value of assets transferred to Sun Life (which offset losses on the retroactive component).
The terms "deferred gain" and "amortization of deferred gain" broadly reflect the multiple transaction elements and earnings thereof, inclusive of the expected and actual income resulting from the reinsurance subject to prospective accounting, income expected to be earned related to the deferred gains associated with long-duration contracts, and the expected recognition of deferred revenues associated with our performance obligations.
The Company’s deferred gain amount (representing $491.4 million of the total $604.1 million of original estimated gains) has been and will continue to be recognized as revenue over the contract period in proportion to the amount of insurance coverage provided, including estimated contractual renewals pursuant to rate guarantees. The ultimate amortization pattern will be dependent on a number of factors including the timing of when Sun Life commences directly writing and renewing policies and the sales and persistency on business the Company is obligated to write and renew in the interim.

The following represents a summary of the pre-tax gain recognized by transaction component, as well as the related classification within the Financial Statements:

	Years Ended December 31,
	2017	2016

Gain on sale of entities	$—	$6.6
Novations, resulting in recognized gains (a)	—	59.1
Loss on retroactive reinsurance component, before realized gains (b)	—	(109.6)
Net loss prior to realized gains on transferred securities supporting retroactive component (c)	—	(43.9)
Realized gains on transferred securities supporting retroactive	—	141.5
Amortization of deferred gains (d)	90.0	356.1
Total	$90.0	$453.7

(a)	Novations of certain insurance policies directly to Sun Life allowed for immediate gain recognition.

(b)
Reinsurance of existing claims liabilities requires retroactive accounting necessitating losses to be recognized immediately. However, upon transfer of the associated assets supporting the liabilities, the Company recognized realized gains which more than offset the retroactive losses. The Company was required to classify the realized gains as part of net realized gains on investments, within the statements of operations.

(c)	Amount classified within underwriting, general and administrative expenses in the statements of operations.

(d)
Amount classified as amortization of deferred gains and gains on disposal of businesses within the statements of operations. The year ended December 31, 2017 amount includes subsequent novations of $1.4 million that allowed immediate gain recognition.

The remaining unamortized deferred gain as of December 31, 2017 was $62.5 million. The Company will review and evaluate the estimates affecting the deferred gain each period or when significant information affecting the estimates becomes known, and will adjust the prospective revenue to be recognized accordingly.
Dividends to Parent: The Company declared and paid dividends of $61.0 million and $890.0 million during the years ended December 31, 2017 and 2016, respectively, primarily using the proceeds from the sale of AEB. In 2017, the dividends were paid in the form of cash and investments of $1.9 million and $59.1 million, respectively. In 2016, the Company was required to first deduct the dividends from available retained earnings of $376.0 million with the remaining from additional paid in capital. The dividends were paid in the form of cash and investments of $379.4 million and $510.6 million, respectively.
Impairment of Goodwill: Due to the AEB sale to Sun Life, the Company no longer expects to have sufficient income from continuing operations to support the realization of its goodwill. As a result of this change, the Company impaired all of its goodwill of $17.3 million during 2016.
Other transactional impacts: The Company also received a capital contribution of $54.3 million from an affiliated entity related to the sale of AEB based on the difference in contractual and allocated consideration attributable to that entity.
Income from AEB presented in the financial statements: The pre-tax income for AEB (prior to the sale of Sun Life) was $14.0 million and $72.8 million for the years ended December 31, 2016 and 2015, respectively.
Presentation of certain preneed life insurance policies: During 2017, the Company corrected the accounting presentation of certain preneed life insurance policies given the increasing materiality to these financial statements following the sale of AEB in 2016. These contracts, which have discretionary death benefit increases, should be presented as universal life type contracts. The policies were historically presented as limited-pay contracts. The universal life presentation treats the premiums collected as deposits. Revenues are presented as fees charged to policyholders and amortization of previously deferred profit margins. Benefits are presented as interest credited to policyholders and death benefits in excess of notional fund value released. The effect of this change to the 2017 financial statements is shown below.

	As of and for the year ended December 31, 2017
	Before Adjustment	Adjustment	Reported
Balance sheet:
Assets
Other assets	$20.3	$27.1	$47.4
Total assets	$6,313.0	$27.1	$6,340.1

Liabilities
Unearned premiums	27.4	27.1	54.5
Total assets	$6,106.0	$27.1	$6,133.1

Statement of operations:
Revenues
Net earned premiums	$5.8	$(0.3)	$5.5
Fees and other income	4.0	25.0	29.0
Total revenues	$181.5	$24.7	$206.2

Benefits, losses and expenses
Policyholder benefits	$35.7	$22.9	$58.6
Underwriting, general, and administrative expenses	20.7	1.8	22.5
Total benefits, losses, and expenses	$56.4	$24.7	$81.1

The change has no net impact on the balance sheet or statement of operations. The Company did not change prior year presentation for this change as it was deemed immaterial to those periods.